Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Entity Central Index Key	0000946110
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000029053
Shareholder Report [Line Items]
Fund Name	Credit Suisse Floating Rate High Income Fund
Class Name	Class A
Trading Symbol	CHIAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CHIAX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CHIAX
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,513,478,002
Holdings Count | Holding	468
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,513,478,002
# of Portfolio Holdings	468
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Table Summary
Bank Loans	86.6%
Short-Term Investments	5.4
Corporate Bonds	4.0
Asset Backed Securities	2.6
Common Stocks	1.3
Preferred Stock	0.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

Table Summary
S&P RatingsFootnote Reference**	Value
B	21.8%
B-	20.2
B+	14.0
BB	7.7
BB-	8.6
BB+	4.4
BBB-	1.7
BBB+	0.0
CC	0.0
CCC	1.7
CCC-	0.4
CCC+	5.5
NR	7.3
Subtotal	93.3
Equity and Other	6.7
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Updated Prospectus Phone Number	877-870-2874
C000029055
Shareholder Report [Line Items]
Fund Name	Credit Suisse Floating Rate High Income Fund
Class Name	Class C
Trading Symbol	CHICX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CHICX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CHICX
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.70%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
AssetsNet	$ 1,513,478,002
Holdings Count | Holding	468
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,513,478,002
# of Portfolio Holdings	468
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Table Summary
Bank Loans	86.6%
Short-Term Investments	5.4
Corporate Bonds	4.0
Asset Backed Securities	2.6
Common Stocks	1.3
Preferred Stock	0.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

Table Summary
S&P RatingsFootnote Reference**	Value
B	21.8%
B-	20.2
B+	14.0
BB	7.7
BB-	8.6
BB+	4.4
BBB-	1.7
BBB+	0.0
CC	0.0
CCC	1.7
CCC-	0.4
CCC+	5.5
NR	7.3
Subtotal	93.3
Equity and Other	6.7
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Updated Prospectus Phone Number	877-870-2874
C000029052
Shareholder Report [Line Items]
Fund Name	Credit Suisse Floating Rate High Income Fund
Class Name	Class I
Trading Symbol	CSHIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CSHIX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CSHIX
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,513,478,002
Holdings Count | Holding	468
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,513,478,002
# of Portfolio Holdings	468
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Table Summary
Bank Loans	86.6%
Short-Term Investments	5.4
Corporate Bonds	4.0
Asset Backed Securities	2.6
Common Stocks	1.3
Preferred Stock	0.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

Table Summary
S&P RatingsFootnote Reference**	Value
B	21.8%
B-	20.2
B+	14.0
BB	7.7
BB-	8.6
BB+	4.4
BBB-	1.7
BBB+	0.0
CC	0.0
CCC	1.7
CCC-	0.4
CCC+	5.5
NR	7.3
Subtotal	93.3
Equity and Other	6.7
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Updated Prospectus Phone Number	877-870-2874
C000118186
Shareholder Report [Line Items]
Fund Name	Credit Suisse Strategic Income Fund
Class Name	Class A
Trading Symbol	CSOAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CSOAX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CSOAX
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
AssetsNet	$ 1,169,180,751
Holdings Count | Holding	581
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,169,180,751
# of Portfolio Holdings	581
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Table Summary
Corporate Bonds	50.5%
Bank Loans	40.0
Asset Backed Securities	5.4
Short-Term Investments	3.9
Common Stocks	0.2
Preferred Stock	0.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

Table Summary
S&P RatingsFootnote Reference**	Value
AAA	0.9%
B	18.4
B-	14.4
B+	12.3
BB	12.9
BB-	12.7
BB+	7.2
BBB-	2.2
CC	0.0
CCC	2.8
CCC-	0.6
CCC+	6.6
NR	4.9
Subtotal	95.9
Equity and Other	4.1
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Updated Prospectus Phone Number	877-870-2874
C000120097
Shareholder Report [Line Items]
Fund Name	Credit Suisse Strategic Income Fund
Class Name	Class C
Trading Symbol	CSOCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CSOCX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CSOCX
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.79%
AssetsNet	$ 1,169,180,751
Holdings Count | Holding	581
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,169,180,751
# of Portfolio Holdings	581
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Table Summary
Corporate Bonds	50.5%
Bank Loans	40.0
Asset Backed Securities	5.4
Short-Term Investments	3.9
Common Stocks	0.2
Preferred Stock	0.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

Table Summary
S&P RatingsFootnote Reference**	Value
AAA	0.9%
B	18.4
B-	14.4
B+	12.3
BB	12.9
BB-	12.7
BB+	7.2
BBB-	2.2
CC	0.0
CCC	2.8
CCC-	0.6
CCC+	6.6
NR	4.9
Subtotal	95.9
Equity and Other	4.1
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Updated Prospectus Phone Number	877-870-2874
C000120098
Shareholder Report [Line Items]
Fund Name	Credit Suisse Strategic Income Fund
Class Name	Class I
Trading Symbol	CSOIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CSOIX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CSOIX
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,169,180,751
Holdings Count | Holding	581
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,169,180,751
# of Portfolio Holdings	581
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Table Summary
Corporate Bonds	50.5%
Bank Loans	40.0
Asset Backed Securities	5.4
Short-Term Investments	3.9
Common Stocks	0.2
Preferred Stock	0.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

Table Summary
S&P RatingsFootnote Reference**	Value
AAA	0.9%
B	18.4
B-	14.4
B+	12.3
BB	12.9
BB-	12.7
BB+	7.2
BBB-	2.2
CC	0.0
CCC	2.8
CCC-	0.6
CCC+	6.6
NR	4.9
Subtotal	95.9
Equity and Other	4.1
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Updated Prospectus Phone Number	877-870-2874